Semiannual Report

                   Corporate
                   Income
                   Fund

                   November 30, 2002



                                     [LOGO]
                                T. Rowe Price(R)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights ...............................................................    1

Portfolio Manager's Report ...............................................    2
   Market Environment ....................................................    2
   Performance ...........................................................    3
   Strategy ..............................................................    5
   Outlook ...............................................................    5

Performance Comparison ...................................................    7

Financial Highlights .....................................................    8

Statement of Net Assets ..................................................    9

Statement of Operations ..................................................   23

Statement of Changes in Net Assets .......................................   24

Notes to Financial Statements ............................................   25

About the Fund's Directors and Officers ..................................   30







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

Highlights
--------------------------------------------------------------------------------

.. Scandals at WorldCom, Enron, and other companies tested investor confidence during the past six months, weighing on BBB and high-yield securities.

.. Your fund's performance for the past 6- and 12-month periods lagged the benchmark index and the average for similar funds due to our exposure to several weak sectors.

.. We altered our investment strategy in an effort to temper volatility and focus on fundamental credit analysis of the companies and sectors in which we invest.

.. Current conditions should provide a better backdrop for investors in medium-quality and high-yield corporate bonds, although significant geopolitical and credit risks remain.

Performance Comparison
------------------------------------------------------

Periods Ended 11/30/02       6 Months    12 Months
------------------------------------------------------
Corporate Income Fund          -0.44%        1.11%
.......................................................
Lehman Brothers Baa
U.S. Credit Index               2.85         4.49
.......................................................
Lipper Corporate Debt
BBB Funds Average               2.81         4.24
.......................................................


Price and Yield
------------------------------------------------------

                             5/31/02     11/30/02
------------------------------------------------------
Price Per Share               $ 9.25      $ 8.90
.......................................................

Dividends Per Share
.......................................................
   For 6 months                 0.32        0.31
   ...................................................
   For 12 months                0.65        0.63
   ...................................................
30-Day Dividend Yield *         7.16%       6.57%
.......................................................
30-Day Standardized
Yield to Maturity               6.76        6.37
.......................................................

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

Portfolio Manager's Report
--------------------------------------------------------------------------------

Over the past six months, the market for BBB and high-yield corporate bonds was extremely volatile. Misdeeds by corporate America weighed heavily on investor confidence, driving down bond prices for automobile manufacturers, airlines, cable and media, electric utilities, pipelines, and telecommunication companies. In this environment, BBB and high-yield bonds significantly underperformed higher-quality corporate bonds and the more risk-averse sectors of the fixed-income market.

    MARKET ENVIRONMENT

    Yield Comparison

                                    [GRAPHIC]

                       Lehman Bros.                 10-Year
                    Baa Credit Index             Treasury Note

   11/30/2001               7                        4.75
                         7.14                        5.05
                         7.19                        5.03
       02-Feb            7.09                        4.88
                         7.54                         5.4
                         7.68                        5.09
       02-May            7.16                        5.04
                         7.35                         4.8
                         7.59                        4.46
       02-Aug            7.09                        4.14
                         6.88                        3.59
                         6.98                        3.89
   11/30/2002            6.56                        4.21


WorldCom was forced to file for bankruptcy in July to seek protection from creditors owed more than $33 billion. The largest bankruptcy in U.S. history devastated investor confidence for corporate bonds, coming as it did on the heels of the Enron and Tyco fiascos. It sent a warning to investors that no company is too big to fail, and those with too much debt in sectors with no ability to raise prices are also at risk of insolvency. The combination of too much debt and no pricing power cut right to the heart of the largest issues in the BBB corporate bond market. Evidence of price manipulation in the California energy markets sent investors exiting from bonds in the electricity and energy sectors. In addition to the deterioration in the creditworthiness of corporate America, the corporate bond market continues to struggle with challenging structural changes, including periodic supply/demand imbalances, disintermedia-tion of credit risk, and a significant reduction in market liquidity.

The best returns in the corporate income market were restricted to high-quality securities as risk premiums on BBB and high-yield bonds rose to historic levels. For example, at the end of May 2002 the yield on the Lehman Brothers Baa U.S. Credit Index stood at 1.49% over a comparable maturity Treasury security (the risk premium), and for triple-B rated securities it was 2.34%. In early October, at the height of investors' concerns, spreads ballooned to 2.39% on the overall index and to 3.72% on BBB securities. Enron and WorldCom forced investors to question investments in any sectors with too much debt, excess capacity, and product price deflation.

However, corporations have begun to fortify their balance sheets more aggressively by shedding nonproductive assets, raising new equity capital, and reducing capital spending. The aggressive response by the Federal Reserve in lowering short-term rates in November, coupled with balance sheet fortification and improved access to capital markets, should lay the groundwork for a recovery in U.S. economic growth and corporate profitability over the next year--although at much lower levels than during the late 1990s. This is providing a positive backdrop for investors in BBB bonds, and investors are already beginning to anticipate a recovery in the economy as evidenced by the improved tone of the equity markets during the past two months.

PERFORMANCE

  Quality Diversification

         [GRAPHIC]

A Rated and Above       34%
B Rated                  3%
BB Rated                11%
BBB Rated               52%


Your fund posted weaker results for the 6- and 12-month periods ended November 30, 2002, than both the Lehman Brothers Baa U.S. Credit Index and the Lipper peer group. The fund's net asset value slipped from $9.25 at the end of May to $8.90 at the end of November; dividends of $0.31 per share partly offset the decline in share value. For the 12-month period, net asset value fell $0.53 and dividends provided $0.65 per share, putting the annual return in positive territory.

The underperformance relative to the benchmarks can be attributed to our exposure to several weak sectors, including airlines, electric utilities, pipelines, telecommunications, retailers, cable and media, and Latin American corporate securities. Airline bonds sagged following the

August 11 bankruptcy filing by US Airways and the uncertainty about the solvency of UAL, which also filed for bankruptcy after the end of the reporting period. It should be noted that the majority of our airline exposure is through enhanced equipment trust certificates (ETCs), which are collateralized by aircraft. Electric utilities and pipelines came under severe pricing pressure following accusations of price manipulation in the California energy market. Telecom, retailers, and cable and media all continue to struggle with high debt levels and declining revenues.

Portfolio Characteristics
------------------------------------------------------------

Periods Ended                          5/31/02     11/30/02
------------------------------------------------------------
Weighted Average
Maturity (years)                          11.3         11.5
.............................................................

Weighted Average Effective
Duration (years)                           5.9          5.9
.............................................................

Weighted Average Quality *                BBB+           A-
------------------------------------------------------------
* Based on T. Rowe Price research.

Top 5 Sectors
------------------------------------------------------------

                                     Percent of   Percent of
                                     Net Assets   Net Assets
                                      5/31/02      11/30/02
------------------------------------------------------------
Banking                                 10%           10%
.............................................................
Electric Utilities                       9             9
.............................................................
Savings and Loan                         6             6
.............................................................
Equity and Convertible Securities        5             5
.............................................................
Telecommunications                       7             5
.............................................................

Many of our holdings were downgraded to below investment-grade status during the year and accordingly were eliminated from the Lehman index. While the market dislocations outlined previously resulted in rapid and significant price declines, we elected to retain many of these holdings because we believe the market has marked down the prices of the securities far more than the value of the underlying assets of the issuers. We believe prices will recover in many of these sectors as liquidity risks subside and signs appear that companies' deleverag-ing plans are firmly on track. It is encouraging to note that, toward the end of November, some of the most severely depressed bonds in the portfolio staged a dramatic recovery in price, including AOL Time Warner, Comcast Cable, AT&T, Delta Airlines, Ford Motor, First Energy, PSEG Energy Holdings, Amerco, and Repsol YPF.

STRATEGY

       We employed several strategies that mitigated weak performance during the six-month period. For instance, we maintained an overweight position in financial institutions, most notably regional banks and thrifts, given their exposure to residential real estate and consumer credit--both pockets of economic strength over the past year. Our positions in more defensive sectors, such as aerospace and defense, rails, tobacco, and supermarkets, continued to generate solid returns. Our decision to increase the fund's holdings in Treasuries and agencies earlier in the year also allowed us to participate in the decline in interest rates and corresponding rise in prices of low-risk bonds.

       As a result of the structural shifts negatively affecting corporate bonds, we made some changes in an effort to minimize price volatility and enhance shareholder returns in the future--although we emphasize that the foundation of our investment style continues to be fundamental credit analysis of the companies and sectors in which we invest. For example, in response to the tremendous rise in price volatility and the rapid rate of credit deterioration of companies like Enron and WorldCom, we have reduced our exposure to individual issuers, and you can expect to see more holdings than in the past. We are focusing on T. Rowe Price's commitment to investment research, including our equity and international resources, in an effort to add incremental value and sector diversification to our portfolios. In addition, we have initiated a stronger sell discipline. If we feel the risks of holding a position clearly outweigh the potential returns, we will reduce or eliminate it immediately rather than waiting to see if prices improve over time.

OUTLOOK

       We expect new business investment to remain lackluster for the remainder of this year and into the first half of 2003, and corporate profit growth to remain less robust than in previous upturns. The biggest drivers behind an improved outlook for corporate bonds are the Federal Reserve's willingness to provide ample liquidity to the capital markets, expectations for further fiscal stimulus, and corporate executives' renewed focus on balance sheet strengthening. Taken together, we believe they will provide a better backdrop for investors in medium-quality and high-yield corporate bonds going forward. Balance sheet strengthening has begun but will be a protracted process given the current high levels of corporate debt and our expectations for lackluster profit growth over the near term. As we move into 2003, we expect risk premiums on corporate bonds to decline further, benefiting bonds in our sector of the market. However, given that fundamental credit, economic, and geopolitical risks will continue to weigh on the market, we expect price volatility to remain high over the near term. That said, today's risk/reward relationship in corporate bonds offers an attractive opportunity for patient fixed-income investors in the year ahead.

       Thank you for investing with T. Rowe Price.

       Respectfully submitted,

       /s/ Robert M. Rubino

       Robert M. Rubino
       Chairman of the fund's Investment Advisory Committee

       December 20, 2002

       The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

       This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

       CORPORATE INCOME FUND
       -------------------------------------------------------------------------

           As of 11/30/02 Lehman Brothers Baa  Lipper Corporate Debt    Corporate Income
                   U.S. Credit Index             BBB Funds Average              Fund
10/31/1995              10000                           10000                   10000
    Nov-95              10189                           10170                   10163
    Nov-96              10927                           10961                   10941
    Nov-97              11831                           11884                   12062
    Nov-98              12759                           12648                   12369
    Nov-99              12734                           12540                   12367
    Nov-00              13411                           13188                   13109
    01-Nov              15119                           14536                   14752
    02-Nov              15798                           15048                   14916



Average Annual Compound Total Return
--------------------------------------------------------------------------------

       This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                            Since     Inception
       Periods Ended 11/30/02          1 Year      3 Years   5 Years    Inception          Date
       ----------------------------------------------------------------------------------------
       Corporate Income Fund           1.11%       6.45%     4.34%      5.81%          10/31/95
       ........................................................................................

       Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights                                 For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------
                             6 Months        Year
                                Ended       Ended
                             11/30/02     5/31/02   5/31/01    5/31/00    5/31/99       5/31/98
NET ASSET VALUE
Beginning of period          $   9.25     $  9.31   $   8.80   $  9.54    $  10.39     $    9.81
                             .........................................................................
Investment activities
   Net investment
   income (loss)                 0.30*       0.65*      0.67*     0.68*       0.70*         0.75*
   Net realized and
   unrealized gain (loss)       (0.34)      (0.06)      0.51     (0.74)      (0.83)         0.59
                             .........................................................................
   Total from
   investment activities        (0.04)       0.59       1.18     (0.06)      (0.13)         1.34
                             .........................................................................
Distributions
   Net investment income        (0.31)      (0.65)     (0.67)    (0.68)      (0.70)        (0.76)
   Net realized gain                -           -          -         -       (0.02)            -
                             .........................................................................
   Total distributions          (0.31)      (0.65)     (0.67)    (0.68)      (0.72)        (0.76)
                             .........................................................................
NET ASSET VALUE
End of period                $   8.90     $  9.25   $   9.31   $  8.80    $   9.54     $   10.39
                             -------------------------------------------------------------------------

Ratios/Supplemental Data

Total return/\                  (0.44)%*     6.49%*    13.86%*   (0.63)%*    (1.21)%*      13.96%*
.......................................................................................................
Ratio of total expenses to
average net assets               0.80%*+     0.80%*     0.80%*    0.80%*      0.80%*        0.80%*
.......................................................................................................
Ratio of net investment
income (loss) to average
net assets                       6.71%*+     7.00%*     7.40%*    7.44%*      7.12%*        7.33%*
.......................................................................................................
Portfolio turnover rate          98.5%+      91.1%      98.1%     90.9%      140.8%        146.0%
.......................................................................................................
Net assets, end of period
(in thousands)               $ 82,141     $78,341   $ 61,721   $43,725    $ 50,822     $  42,829
.......................................................................................................

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.80% contractual expense limit in effect through 5/31/03.
+  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

Statement of Net Assets                                        Par/Shares      Value
--------------------------------------------------------------------------------------
                                                                  In thousands
     CORPORATE BONDS AND NOTES 84.9%

     Aerospace & Defense 0.6%

     Northrop Grumman, Sr. Notes, 7.125%, 2/15/11              $      450    $    496
     .................................................................................
                                                                                  496
                                                                             .........
     Airlines 1.2%

     American Airlines, ETC, 8.608%, 4/1/11                           475         404
     .................................................................................
     Delta Airlines, Sr. Notes, 7.70%, 12/15/05                       300         234
     .................................................................................
     Southwest Airlines, Sr. Notes, 6.50%, 3/1/12                     350         357
     .................................................................................
                                                                                  995
                                                                             .........
     Automobiles and Related 2.6%

     DaimlerChrysler

       Sr. Notes

         5.625%, 1/16/07 (EUR)                                       375         384
          ............................................................................
          7.30%, 1/15/12                                              345         375
     .................................................................................
     Ford Motor, Sr. Notes, 7.45%, 7/16/31                            500         425
     .................................................................................
     General Motors Acceptance Corp.

       Sr. Notes

          6.875%, 9/15/11                                             550         534
          ............................................................................
          8.00%, 11/1/31                                              450         438
     .................................................................................
                                                                                2,156
                                                                             .........
     Banking 9.5%

     Banco Santiago, Sr. Sub. Notes, 7.00%, 7/18/07                   650         661
     .................................................................................
     Bank Hawaii, Sr. Sub. Notes, 6.875%, 3/1/09                      350         364
     .................................................................................
     Bank One, Sr. Notes, 5.50%, 3/26/07                              500         533
     .................................................................................
     Banknorth Capital Trust I, Series B
       Jr. Sub. Notes, 10.52%, 5/1/27                                 350         378
     .................................................................................
     BB&T, Sr. Sub. Notes, 4.75%, 10/1/12                             470         461
     .................................................................................
     Capital One Bank, Sr. Notes, 6.50%, 7/30/04                      155         153
     .................................................................................
     Citigroup, Sr. Sub. Notes, 5.625%, 8/27/12                       500         509
     .................................................................................
     Colonial Bank, Sr. Sub. Notes, 9.375%, 6/1/11                    825         879
     .................................................................................
     FBOP Capital Trust II, Sr. Sub. Notes, 144A, 10.00%, 1/15/09     800         838
     .................................................................................
     Union National Bank, Sr. Sub. Notes, 6.50%, 12/1/28              350         364
     .................................................................................
     Fleet Financial Group, Sr. Sub. Notes, 6.70%, 7/15/28            250         251
     .................................................................................
     Hudson United Bancorp

       Sr. Sub. Notes

          7.00%, 5/15/12                                              250         276
          ............................................................................
          7.75%, 1/15/04                                              500         519
          ............................................................................
          8.20%, 9/15/06                                              285         307
     .................................................................................

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                                        Par/Shares           Value
--------------------------------------------------------------------------------------------------------------------
                                                                                               In thousands
      MBNA America Bank, Sr. Sub. Notes, 6.75%, 3/15/08                                  $     500      $      511
      ..............................................................................................................
      Old National Bank, Sr. Sub. Notes, 6.75%, 10/15/11                                       500             529
      ..............................................................................................................
      Wachovia Capital Trust I, Jr. Sub. Notes, 144A, 7.64%, 1/15/27                           300             306
      ..............................................................................................................
                                                                                                             7,839
                                                                                                        ............

      Beverages 1.6%

      Bottling Group, Sr. Notes, 144A, 4.625%, 11/15/12                                        375             365
      ..............................................................................................................
      Coca-Cola Femsa, Sr. Notes, 8.95%, 11/1/06                                               385             431
      ..............................................................................................................
      Panamerican Beverages, Sr. Notes, 7.25%, 7/1/09                                          500             484
      ..............................................................................................................
                                                                                                             1,280
                                                                                                        ............

      Broadcasting 0.1%

      Chancellor Media, Sr. Sub. Notes, 8.125%, 12/15/07                                        50              52
      ..............................................................................................................
                                                                                                                52
                                                                                                        ............

      Building and Real Estate 0.2%

      Lennar, Series B, Sr. Notes, 9.95%, 5/1/10                                               150             166
      ..............................................................................................................
                                                                                                               166
                                                                                                        ............

      Cable Operators 3.2%

      Charter Communications, Sr. Notes, 11.125%, 1/15/11                                      175              89
      ..............................................................................................................
      Clear Channel Communications, Sr. Notes, 7.65%, 9/15/10                                  400             439
      ..............................................................................................................
      Comcast Cable Communications, Sr. Notes, 6.75%, 1/30/11                                  725             717
      ..............................................................................................................
      Cox Communications, Sr. Notes, 6.95%, 1/15/28                                            375             358
      ..............................................................................................................
      Lenfest Communications, Sr. Sub. Notes, 10.50%, 6/15/06                                  250             260
      ..............................................................................................................
      Rogers Cablesystem, Sr. Sub. Notes, 11.00%, 12/1/15                                      150             153
      ..............................................................................................................
      TCI Communications, Sr. Notes, 6.375%, 5/1/03                                            630             633
      ..............................................................................................................
                                                                                                             2,649
                                                                                                        ............

      Canadian Governments & Municipalities 1.2%

      Government of Canada, 6.00%, 9/1/05 (CAD)                                              1,425             963
      ..............................................................................................................
                                                                                                               963
                                                                                                        ............

      Computer Service & Software 0.6%

      IBM, Sr. Notes, 4.25%, 9/15/09                                                           500             490
      ..............................................................................................................
                                                                                                               490
                                                                                                        ............

      Conglomerates 0.6%

      Tyco International

         Sr. Notes

           5.80%, 8/1/06                                                                       300             267
           .........................................................................................................
           6.375%, 10/15/11                                                                    225             198
      ..............................................................................................................
                                                                                                               465
                                                                                                        ............

      Container 0.4%

      Ball, Sr. Notes, 7.75%, 8/1/06                                                           300             310
      ..............................................................................................................
                                                                                                               310
                                                                                                        ............

      Department Stores 0.2%

      May Department Stores, Sr. Notes, 7.60%, 6/1/25                                          150             164
      ..............................................................................................................
                                                                                                               164
                                                                                                        ............

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                   Par/Shares          Value
-----------------------------------------------------------------------------------------------
                                                                         In thousands
        Diversified Chemicals 0.6%

        Dow Chemical Company, Sr. Notes, 5.25%, 5/14/04            $      450    $       459
        .......................................................................................
                                                                                         459
                                                                                 ..............

        Electric Utilities 8.7%

        Allegheny Energy Supply, Sr. Notes, 144A, 8.50%, 4/15/12          475            233
        .......................................................................................
        Arizona Public Service, Sr. Notes, 6.375%, 10/15/11               500            512
        .......................................................................................
        Cincinnati Gas & Electric, Sr. Notes, 5.70%, 9/15/12              275            275
        .......................................................................................
        Constellation Energy Group, Sr. Notes, 6.35%, 4/1/07              450            467
        .......................................................................................
        Detroit Edison, 1st Mtg., 6.125%, 10/1/10                         450            472
        .......................................................................................
        DPL, Sr. Notes, 6.875%, 9/1/11                                    100             85
        .......................................................................................
        Energy East, Sr. Notes, 5.75%, 11/15/06                           400            413
        .......................................................................................
        Exelon Generation, Sr. Notes, 6.95%, 6/15/11                      510            540
        .......................................................................................
        FirstEnergy, Sr. Notes, 7.375%, 11/15/31                          700            678
        .......................................................................................
        Mirant Americas Generation, Sr. Notes, 8.30%, 5/1/11              375            180
        .......................................................................................
        NiSource Finance, Sr. Notes, 7.625%, 11/15/05                     500            520
        .......................................................................................
        Oncor Electric, 1st Mtg., 144A, 6.375%, 5/1/12                    365            374
        .......................................................................................
        PG&E National Energy, Sr. Notes, 10.375%, 5/16/11                 275             77
        .......................................................................................
        Progress Energy, Sr. Notes, 7.10%, 3/1/11                         425            459
        .......................................................................................
        PSEG Energy, Sr. Notes, 8.50%, 6/15/11                            490            387
        .......................................................................................
        PSEG Power, Sr. Notes, 8.625%, 4/15/31                            325            332
        .......................................................................................
        Sempra Energy, Sr. Notes, 6.95%, 12/1/05                          400            417
        .......................................................................................
        Tampa Electric Company, Sr. Notes, 6.375%, 8/15/12                375            379
        .......................................................................................
        UtiliCorp United, Sr. Notes, 6.875%, 10/1/04                      165            127
        .......................................................................................
        XCEL Energy, Sr. Notes, 7.00%, 12/1/10                            300            258
        .......................................................................................
                                                                                       7,185
                                                                                 ..............

        Electronic Components 0.8%

        Arrow Electronics, Sr. Notes, 8.20%, 10/1/03                      300            300
        .......................................................................................
        Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09           100            110
        .......................................................................................
        Flextronics, Sr. Sub. Notes, 9.875%, 7/1/10                       100            109
        .......................................................................................
        Motorola, Sr. Notes, 7.50%, 5/15/25                               185            162
        .......................................................................................
                                                                                         681
                                                                                 ..............

        Energy 2.4%

        Amerigas Partners, Sr. Notes, 10.00%, 4/15/06                     250            264
        .......................................................................................
        Noram Energy, Sr. Notes, 6.50%, 2/1/08                            405            314
        .......................................................................................
        Offshore Logistics, Sr. Sub. Notes, 144A, 7.875%, 1/15/08         100             96
        .......................................................................................
        PDVSA Finance, Sr. Notes, 6.80%, 11/15/08                         500            430
        .......................................................................................
        Pride Petroleum, Sr. Notes, 9.375%, 5/1/07                        200            209
        .......................................................................................

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                 Par/Shares             Value
-----------------------------------------------------------------------------------------------
                                                                       In thousands
     YPF Sociedad Anonima
        Sr. Notes
          8.00%, 2/15/04                                           $    175      $        164
          .....................................................................................
          10.00%, 11/2/28                                               625               475
     ..........................................................................................
                                                                                        1,952
                                                                                 ..............
     Entertainment and Leisure 0.9%
     Carnival, Sr. Notes, 7.05%, 5/15/05                                325               347
     ..........................................................................................
     Premier Parks, Sr. Notes, 9.75%, 6/15/07                            75                72
     ..........................................................................................
     Royal Caribbean Cruises, Sr. Notes, 7.25%, 8/15/06                 310               287
     ..........................................................................................
                                                                                          706
                                                                                 ..............
     Exploration and Production 2.0%
     Anadarko Petroleum, Sr. Notes, 5.00%, 10/1/12                      375               368
     ..........................................................................................
     Canadian Natural Resources Limited, Sr. Notes, 6.45%, 6/30/33      500               493
     ..........................................................................................
     Devon Energy, Sr. Notes, 7.95%, 4/15/32                            700               817
     ..........................................................................................
                                                                                        1,678
                                                                                 ..............
     Finance and Credit 3.8%
     CIT Group, Sr. Notes, 5.50%, 5/16/05 (EUR)                         300               290
     ..........................................................................................
     Countrywide Home Loans, Sr. Notes, 5.50%, 2/1/07                   450               466
     ..........................................................................................
     General Electric Capital, Sr. Notes, 5.00%, 6/15/07                500               518
     ..........................................................................................
     Household Finance, Sr. Notes, 7.00%, 5/15/12                       250               251
     ..........................................................................................
     International Lease Finance, Sr. Notes, 6.375%, 3/15/09            700               722
     ..........................................................................................
     PHH, MTN, 8.125%, 2/3/03                                           375               375
     ..........................................................................................
     Wells Fargo Financial, Sr. Notes, 5.50%, 8/1/12                    500               518
     ..........................................................................................
                                                                                        3,140
                                                                                 ..............
     Food Processing 2.5%
     General Mills, Sr. Notes, 5.125%, 2/15/07                          800               830
     ..........................................................................................
     Kellogg, Series B, Sr. Notes, 6.60%, 4/1/11                        650               717
     ..........................................................................................
     Kraft Foods, Sr. Notes, 5.625%, 11/1/11                            500               521
     ..........................................................................................
                                                                                        2,068
                                                                                 ..............
     Food/Tobacco 3.7%
     Gallaher Group, Sr. Notes, 4.875%, 1/28/05 (EUR)                   700               701
     ..........................................................................................
     Imperial Tobacco Finance, Sr. Notes, 5.375%, 3/15/04 (EUR)         700               704
     ..........................................................................................
     Philip Morris, Sr. Notes, 7.75%, 1/15/27                           250               267
     ..........................................................................................
     R.J. Reynolds Tobacco, Series B, Sr. Notes, 7.375%, 5/15/03        700               711
     ..........................................................................................
     UST, Sr. Notes, 144A, 6.625%, 7/15/12                              625               652
     ..........................................................................................
                                                                                        3,035
                                                                                 ..............
     Foreign Government and Municipalities 1.5%
     National Republic of Bulgaria, Sr. Notes, 8.25%, 1/15/15           150               163
     ..........................................................................................

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                    Par/Shares             Value
     --------------------------------------------------------------------------------------------
                                                                             In thousands
     Petroleos Mexicanos, Sr. Notes, 9.25%, 3/30/18                 $      300      $        320
     ............................................................................................
     United Mexican States, Sr. Notes, 9.875%, 2/1/10                      600               710
     ............................................................................................
                                                                                           1,193
                                                                                    .............
     Gaming 0.7%
     Ameristar Casinos, Sr. Sub. Notes, 10.75%, 2/15/09                    125               138
     ............................................................................................
     International Game Technology, Sr. Notes, 8.375%, 5/15/09             200               222
     ............................................................................................
     Park Place Entertainment, Sr. Sub. Notes, 7.875%, 12/15/05            250               254
     ............................................................................................
                                                                                             614
                                                                                    .............
     Gas & Gas Transmission 1.2%
     El Paso Natural Gas Company, Sr. Notes, 6.75%, 11/15/03               300               270
     ............................................................................................
     Kinder Morgan, Sr. Notes, 6.50%, 9/1/12                               375               385
     ............................................................................................
     Southern Natural Gas, Sr. Notes, 8.00%, 3/1/32                        175               158
     ............................................................................................
     Williams Companies, Series A, Sr. Notes, 7.50%, 1/15/31               225               144
     ............................................................................................
                                                                                             957
                                                                                    .............
     Healthcare Services 0.2%
     Tenet Healthcare, Sr. Notes, 6.875%, 11/15/31                         150               124
     ............................................................................................
                                                                                             124
                                                                                    .............
     Insurance 3.3%
     AFLAC, Sr. Notes, 6.50%, 4/15/09                                      400               423
     ............................................................................................
     Cigna, Sr. Notes, 7.875%, 5/15/27                                     265               253
     ............................................................................................
     Fairfax Financial, Sr. Notes, 7.75%, 12/15/03                         375               349
     ............................................................................................
     MIC Financing Trust I, Jr. Sub. Notes, 8.375%, 2/1/27                 700               670
     ............................................................................................
     Sun Life of Canada U.S. Capital Trust
        Jr. Sub. Notes, 144A, 8.526%, 5/29/49                            1,000               998
     ............................................................................................
                                                                                           2,693
                                                                                    .............
     Investment Dealers 1.8%
     Goldman Sachs Group, Sr. Notes, 6.60%, 1/15/12                        400               431
     ............................................................................................
     Lehman Brothers, Sr. Notes, 7.875%, 8/15/10                           475               548
     ............................................................................................
     Morgan Stanley, Sr. Notes, 6.60%, 4/1/12                              500               537
     ............................................................................................
                                                                                           1,516
                                                                                    .............
     Lodging 0.1%
     Courtyard by Marriott, Sr. Notes, 10.75%, 2/1/08                       50                51
     ............................................................................................
                                                                                              51
                                                                                    .............
     Long Distance 1.0%
     AT&T, Sr. Notes, STEP, 8.00%, 11/15/31                                490               495
     ............................................................................................
     Sprint Capital, Sr. Notes, 7.625%, 1/30/11                            325               291
     ............................................................................................
                                                                                             786
                                                                                    .............

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                 Par/Shares           Value
-------------------------------------------------------------------------------------------
                                                                         In thousands
     Manufacturing 0.8%

     Deere, Sr. Notes, 6.55%, 10/1/28                                $  275         $   289
     ......................................................................................
     John Deere Capital, Sr. Notes, 7.00%, 3/15/12                      300             342
     ......................................................................................
     Terex, Sr. Sub. Notes, 10.375%, 4/1/11                              25              24
     ......................................................................................
                                                                                        655
                                                                                    .......

     Media and Communications 2.2%

     AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                        850             835
     ......................................................................................
     Belo Corporation, Sr. Notes, 8.00%, 11/1/08                        350             388
     ......................................................................................
     News America, Sr. Notes, 6.75%, 1/9/10                             600             603
     ......................................................................................
                                                                                      1,826
                                                                                    .......

     Metals 0.6%

     Alcan Aluminum, Sr. Notes, 4.875%, 9/15/12                         500             493
     ......................................................................................
                                                                                        493
                                                                                    .......

     Metals and Mining 0.6%

     P&L Coal, Sr. Sub. Notes, 9.625%, 5/15/08                          184             194
     ......................................................................................
     Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                             305             315
     ......................................................................................
                                                                                        509
                                                                                    .......

     Miscellaneous Consumer Products 0.2%

     Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                            175             199
     ......................................................................................
                                                                                        199
                                                                                    .......

     Paper and Paper Products 3.5%

     Abitibi Consolidated, Sr. Notes, 6.95%, 12/15/06                   325             329
     ......................................................................................
     Bowater, Sr. Notes, 9.375%, 12/15/21                               500             497
     ......................................................................................
     Celulosa Arauco Y Constitucion, Sr. Notes, 7.50%, 9/15/17          735             706
     ......................................................................................
     Fort James, Sr. Notes, 6.70%, 11/15/03                             550             542
     ......................................................................................
     Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09         250             271
     ......................................................................................
     Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08                            550             571
     ......................................................................................
                                                                                      2,916
                                                                                   ........

     Petroleum 1.7%

     Amerada Hess, Sr. Notes, 6.65%, 8/15/11                            250             267
     ......................................................................................
     ConocoPhillips, Sr. Notes, 144A, 5.90%, 10/15/32                   355             343
     ......................................................................................
     Pemex Project Funding Master Trust,
        Sr. Notes, 144A, 6.50%, 2/1/05                                  750             782
     ......................................................................................
                                                                                      1,392
                                                                                   ........
     Printing and Publishing 0.1%

     R.H. Donnelley Finance,
        Sr. Sub. Notes, 144A, 10.875%, 12/15/12                          50              53
     ......................................................................................
                                                                                         53
                                                                                   ........

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                       Par/Shares             Value
---------------------------------------------------------------------------------------------------
                                                                                In thousands
     Railroads 1.8%

     CSX, Sr. Notes, 7.95%, 5/1/27                                        $   465           $   547
     ..............................................................................................
     Norfolk Southern, Sr. Notes, 6.00%, 4/30/08                              500               540
     ..............................................................................................
     Union Pacific, Sr. Notes, 6.625%, 2/1/29                                 400               414
     ..............................................................................................
                                                                                              1,501
                                                                                            .......
     Real Estate 1.8%

     Regency Centers, REIT, Sr. Notes, 7.40%, 4/1/04                          500               524
     ..............................................................................................
     Rouse, REIT, Sr. Notes, 8.43%, 4/27/05                                   350               375
     ..............................................................................................
     Simon Property, REIT, Sr. Notes, 7.375%, 1/20/06                         525               559
     ..............................................................................................
                                                                                              1,458
                                                                                            .......

     Retail 0.7%

     JC Penney, Sr. Notes, 7.375%, 8/15/08                                    150               146
     ..............................................................................................
     Sears Roebuck Acceptance Corp., Sr. Notes, 7.00%, 2/1/11                 450               434
     ..............................................................................................
                                                                                                580
                                                                                            .......

     Savings and Loan 6.0%

     BankUnited Capital Trust, Jr. Sub. Notes, 10.25%, 12/31/26               375               371
     ..............................................................................................
     Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27                      775               824
     ..............................................................................................
     Golden State Holdings

         Sr. Notes
             7.00%, 8/1/03                                                  1,025             1,025
             ......................................................................................
             7.125%, 8/1/05                                                   300               332
     ..............................................................................................
     Golden West Financial, Sr. Notes, 5.50%, 8/8/06                          300               316
     ..............................................................................................
     Greenpoint Bank, Sr. Sub. Notes, 9.25%, 10/1/10                          525               624
     ..............................................................................................
     Greenpoint Capital Trust I, Gtd. Notes, 9.10%, 6/1/27                    375               392
     ..............................................................................................
     Webster Capital Trust I, Jr. Sub. Notes, 144A, 9.36%, 1/29/27            455               464
     ..............................................................................................
     Webster Capital Trust II, Series B, Jr. Sub. Notes, 10.00%, 4/1/27       550               617
     ..............................................................................................
                                                                                              4,965
                                                                                            .......

     Services 0.9%

     Waste Management, Sr. Notes, 6.50%, 11/15/08                             700               714
     ..............................................................................................
                                                                                                714
                                                                                            .......

     Specialty Chemicals 0.8%

     American Pacific, Sr. Notes, 9.25%, 3/1/05                               175               177
     ..............................................................................................
     Chevron Phillips Chemical, Sr. Notes, 5.375%, 6/15/07                    450               464
     ..............................................................................................
                                                                                                641
                                                                                            .......

     Specialty Retailers 0.3%

     Lowes, Sr. Notes, 6.50%, 3/15/29                                         275               280
     ..............................................................................................
                                                                                                280
                                                                                            .......

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                         Par/Shares        Value
------------------------------------------------------------------------------------------------
                                                                                 In thousands
     Supermarkets 1.1%
     Delhaize America, Sr. Notes, 8.125%, 4/15/11                             $ 400     $    360
     ...........................................................................................
     Kroger, Sr. Notes, 8.05%, 2/1/10                                           500          565
     ...........................................................................................
                                                                                             925
                                                                                        ........

     Telephones 3.4%
     Ameritech Capital Funding, Sr. Notes, 6.55%, 1/15/28                       400          411
     ...........................................................................................
     Bellsouth Corporation, Sr. Notes, 6.00%, 10/15/11                          400          426
     ...........................................................................................
     British Telecommunications, Sr. Notes, VR, 8.375%, 12/15/10                300          349
     ...........................................................................................
     France Telecom, Sr. Notes, STEP, 9.00%, 3/1/31                             250          296
     ...........................................................................................
     Royal KPN, Sr. Notes, 8.00%, 10/1/10                                       250          283
     ...........................................................................................
     Verizon Florida, Series F, Sr. Notes, 6.125%, 1/15/13                      450          462
     ...........................................................................................
     Verizon Global Funding, Sr. Notes, 7.75%, 6/15/32                          500          560
     ...........................................................................................
                                                                                           2,787
                                                                                        ........

     Textiles and Apparel 0.0%
     Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                                50           38
     ...........................................................................................
                                                                                              38
                                                                                        ........
     Transportation 0.3%
     TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09                   200          212
     ...........................................................................................
                                                                                             212
                                                                                        ........

     Transportation Services 0.3%
     Amerco, Sr. Notes, 8.80%, 2/4/05                                           400          240
     ...........................................................................................
                                                                                             240
                                                                                        ........

     Wireless Communications 0.2%
     Rogers Cantel, Sr. Notes, 9.75%, 6/1/16                                    125          110
     ...........................................................................................
     Triton PCS, Sr. Sub. Notes, STEP, 0%, 5/1/08                                50           44
     ...........................................................................................
                                                                                             154
                                                                                        ........

     WireLine Communications 0.4%
     U.S. West Communications, Sr. Notes, 6.625%, 9/15/05                       375          353
     ...........................................................................................
                                                                                             353
                                                                                        ........
     Total Corporate Bonds and Notes (Cost $69,023)                                       69,754
                                                                                        ........

     ASSET-BACKED SECURITIES 2.8%

     Airlines 0.8%
     Continental Airlines
         Series 1998-1, Class C, PTC, 6.541%, 9/15/09                           204          112
         .......................................................................................


T. Rowe Price Corporate Income Fund
-----------------------------------

                                                                      Par/Shares            Value
-------------------------------------------------------------------------------------------------
                                                                               In thousands
       Series 2000-2, Class B, 8.307%, 4/2/18                              $ 289          $   205
       ..........................................................................................
       Series 2000-2, Class C, 8.312%, 10/2/12                               368              214
     ............................................................................................
     US Airways, Series CL-C, ETC, 8.93%, 4/15/08                            348               97
     ............................................................................................
                                                                                              628
                                                                                          .......

     Foreign Government Backed 0.5%
     Russian Federation, Sr. Notes, VR, 5.00%, 3/31/30                       500              393
     ............................................................................................
                                                                                              393
                                                                                          .......

     Motorcycles 0.3%
     Harley Davidson Motorcycle Trust
       Series 2002-2, Class B, VR, 2.84%, 6/15/10                            280              280
     ............................................................................................
                                                                                              280
                                                                                          .......
     Stranded Asset 0.9%
     Illinois Power Special Purpose Trust
       Series 1998-1, Class A7, 5.65%, 12/25/10                              400              426
     ............................................................................................
     Targeted Return Index Secs Trust, 144A, 6.539%, 8/15/08                 294              300
     ............................................................................................
                                                                                              726
                                                                                          .......

     Transportation (excluding Rail Road) 0.3%
     Atlas Air
       Series 2000-1, Class C, 9.702%, 1/2/08                                264              119
       ..........................................................................................
       Series 1999-1C, ETC, 8.77%, 1/2/11                                    294              117
     ............................................................................................
                                                                                              236
                                                                                          .......
     Total Asset-Backed Securities (Cost $3,048)                                            2,263
                                                                                          .......

     EQUITY AND CONVERTIBLE SECURITIES  5.6%

     Aerospace & Defense 0.3%
     Raytheon, Equity Security Units, Pfd. Conv. Stock                         5              256
     ............................................................................................
                                                                                              256
                                                                                          .......

     Automobiles and Related 0.9%
     Ford Motor Company Capital Trust II, Pfd. Conv. Stock++                  11              495
     ............................................................................................
     General Motors, Series A, Pfd. Conv. Stock                               11              276
     ............................................................................................
                                                                                              771
                                                                                          .......

     Building and Real Estate 1.3%
     Crescent Real Estate Equities, REIT, Pfd. Conv. Stock                     7              121
     ............................................................................................
     Equity Office Properties Trust, Series B, Pfd. Conv. Stock                5              223
     ............................................................................................
     Equity Residential Properties Trust, Series G, REIT, Pfd. Conv. Stock    15              371
     ............................................................................................
     Reckson Associates Realty, Series A                                      14              317
     ............................................................................................
                                                                                            1,032
                                                                                          .......

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                  Par/Shares        Value
-----------------------------------------------------------------------------------------
                                                                          In thousands
     Computer Service & Software 0.9%

     Juniper Networks, 4.75%, 3/15/07                                 $  365        $ 281
     ....................................................................................
     Morgan Stanley Dean Witter, Pfd. Conv. Stock
        Series Juniper                                                     6           70
        .................................................................................
        Series Cisco Systems                                              12          183
        .................................................................................
        Series Oracle                                                     16          212
     ....................................................................................
                                                                                      746
                                                                                    .....

     Electric Utilities 0.1%
     Pepco Holdings                                                        5           92
     ....................................................................................
                                                                                       92
                                                                                    .....
     Electronic Components 0.0%

     Morgan Stanley Dean Witter, Series Xilinx, Pfd. Conv. Stock           3           15
     ....................................................................................
                                                                                       15
                                                                                    .....

     Energy Services 0.5%

     El Paso Energy Capital Trust I, Pfd. Conv. Stock++                   21          407
     ....................................................................................
                                                                                      407
                                                                                    .....

     Financial Services 0.5%

     Capital One Financial, Pfd. Conv. Stock                              13          409
     ....................................................................................
                                                                                      409
                                                                                    .....

     Miscellaneous 0.0%

     Morgan Stanley Dean Witter, Series Nokia, Pfd. Conv. Stock            1            4
     ....................................................................................
     Safelite Glass
        Class B, Common Stock *()                                          1            0
        .................................................................................
        Class A, Warrants *()                                              2            0
        .................................................................................
        Class B, Warrants *()                                              1            0
        .................................................................................
     Safelite Reality *()                                                  0            0
     ....................................................................................
     TravelCenters of America *                                            1            6
     ....................................................................................
                                                                                       10
                                                                                    .....

     Miscellaneous Materials 0.1%

     Williams Companies, Pfd. Conv. Stock                                  6           47
     ....................................................................................
                                                                                       47
                                                                                    .....

     Telecommunications 0.4%

     Ciena, 3.75%, 2/1/08                                                320          214
     ....................................................................................
     Lucent Technologies, Pfd. Conv. Stock, Registered Shares              0           86
     ....................................................................................
     Qwest Trends Trust, Pfd. Conv. Stock, 144A                            2           17
     ....................................................................................
                                                                                      317
                                                                                    .....

     Telecommunications Equipment 0.4%

     Corning, Zero Coupon, 11/8/05                                       560          323
     ....................................................................................
                                                                                      323
                                                                                    .....


T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                           Par/Shares      Value
------------------------------------------------------------------------------------------------
                                                                                   In thousands
     Telephones 0.0%

     Vodafone ADR                                                               $   1     $   19
     ...........................................................................................
                                                                                              19
                                                                                          ......
     Wireless Communications 0.2%

     Liberty Media/Sprint PCS, 4.00%, 11/15/29                                    315        176
     ...........................................................................................
                                                                                             176
                                                                                          ......
     Total Equity and Convertible Securities (Cost $5,029)                                 4,620
                                                                                          ......

     U.S. GOVERNMENT MORTGAGE-BACKED
     SECURITIES 1.6%

     U.S. Government Agency Obligations 0.6%

     Federal National Mortgage Assn., TBA, 5.50%, 1/1/17                          500        512
     ...........................................................................................
                                                                                             512
                                                                                          ......
     U.S. Government Guaranteed Obligations 1.0%

     Government National Mortgage Assn., I, 6.00%, 7/15/16++                      733        768
     ...........................................................................................
                                                                                             768
                                                                                          ......
     Total U.S. Government Mortgage-Backed Securities (Cost $1,272)                        1,280
                                                                                          ......

     U.S. GOVERNMENT OBLIGATIONS/
     AGENCIES 2.0%

     U.S. Government Agency Obligations 1.7%

     Federal Home Loan Bank, 5.75%, 5/15/12                                       200        215
     ...........................................................................................
     Federal Home Loan Mortgage
          CMO
             4.105%, 10/27/31                                                     850        853
             ...................................................................................
             5.125%, 7/15/12                                                      100        103
             ...................................................................................
             6.25%, 7/15/32                                                       200        215
     ...........................................................................................
                                                                                           1,386
                                                                                          ......
     U.S. Treasury Obligations 0.3%

     U.S. Treasury Bonds, 5.375%, 2/15/31                                         100        105
     ...........................................................................................
     U.S. Treasury Notes, 4.375%, 8/15/12                                         150        152
     ...........................................................................................
                                                                                             257
                                                                                          ......
     Total U.S. Government Obligations/Agencies (Cost $1,613)                              1,643
                                                                                          ......


T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                    Par/Shares     Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
    OPTIONS PURCHASED 0.4%

    Capital One Financial

       25 Contracts (for 100 shares each), Put, 1/17/04 @ $30.00*     $    3       $   18
       ..................................................................................
       15 Contracts (for 100 shares each), Put, 1/22/05 @ $35.00*          2           18
       ..................................................................................
       25 Contracts (for 100 shares each), Put, 3/22/03 @ $37.50*          3           18
    .....................................................................................
    Ciena, 12 Contracts (for 100 shares each),
       Put, 1/18/03 @ $20.00 *                                             1           16
    .....................................................................................
    Cisco Systems

       25 Contracts (for 100 shares each), Put, 1/18/03 @ $12.50*          2            1
       ..................................................................................
       55 Contracts (for 100 shares each), Put, 1/18/03 @ $15.00*          6            6
       ..................................................................................
       10 Contracts (for 100 shares each), Put, 1/18/03 @ $17.50*          1            3
    .....................................................................................
    El Paso

       10 Contracts (for 100 shares each), Put, 1/17/04 @ $10.00*          1            4
       ..................................................................................
       90 Contracts (for 100 shares each), Put, 1/17/04 @ $7.50*           9           27
       ..................................................................................
       25 Contracts (for 100 shares each), Put, 1/18/03 @ $15.00*          3           17
       ..................................................................................
       25 Contracts (for 100 shares each), Put, 1/18/03 @ $17.50*          3           23
    .....................................................................................
    Ford Motor Company Delaware

       55 Contracts (for 100 shares each), Put, 1/17/04 @ $10.00*          6           10
       ..................................................................................
       45 Contracts (for 100 shares each), Put, 1/17/04 @ $7.50*           5            3
       ..................................................................................
       70 Contracts (for 100 shares each), Put, 1/18/03 @ $10.00*          7            3
    .....................................................................................
    GM, 10 Contracts (for 100 shares each), Put, 1/17/04 @ $35.00*         1            6
    .....................................................................................
    Juniper Networks

       20 Contracts (for 100 shares each), Put, 1/18/03 @ $12.50*          2            6
       ..................................................................................
       18 Contracts (for 100 shares each), Put, 1/18/03 @ $22.50*          2           23
    .....................................................................................
    Oracle

       30 Contracts (for 100 shares each), Put, 1/18/03 @ $10.00*          3            1
       ..................................................................................
       30 Contracts (for 100 shares each), Put, 3/22/03 @ $10.00*          3            2
    .....................................................................................
    Qwest Communications International

       15 Contracts (for 100 shares each), Put, 1/17/04 @ $10.00*          2            9
       ..................................................................................
    Raytheon

       15 Contracts (for 100 shares each), Put, 5/17/03 @ $27.50*          2            4
       ..................................................................................
       40 Contracts (for 100 shares each), Put, 5/17/03 @ $30.00*          4           17
    .....................................................................................
    Vodafone, 10 Contracts (for 100 shares each), Put, 1/18/03 @ $25.00*   1            6
    .....................................................................................
    Williams Companies

       45 Contracts (for 100 shares each), Put, 1/17/04 @ $20.00*          5           78
    .....................................................................................
    Xilinx, 5 Contracts (for 100 shares each), Put, 1/1/03 @ $35.00*       1            5
    .....................................................................................
    Total Options Purchased (Cost $287)                                               324
                                                                                .........

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                        Par/Shares  Value
-------------------------------------------------------------------------------------------
                                                                            In thousands
   OPTIONS WRITTEN (0.2%)

   Capital One Financial

      25 Contracts (for 100 shares each), Call, 1/17/04 @ $30.00*         $  (2)   $   (28)
      .....................................................................................
      15 Contracts (for 100 shares each), Call, 1/22/05 @ $35.00*            (1)       (17)
      .....................................................................................
      25 Contracts (for 100 shares each), Call, 3/22/03 @ $37.50*            (2)       (10)
   ........................................................................................
   Cisco Systems

      15 Contracts (for 100 shares each), Call, 1/18/03 @ $12.50*            (1)        (4)
      .....................................................................................
      55 Contracts (for 100 shares each), Call, 1/18/03 @ $15.00*            (5)        (7)
      .....................................................................................
      10 Contracts (for 100 shares each), Call, 1/18/03 @ $17.50*            (1)         0
   ........................................................................................
   El Paso

      10 Contracts (for 100 shares each), Call, 1/17/04 @ $10.00*            (1)        (2)
      .....................................................................................
      90 Contracts (for 100 shares each), Call, 1/17/04 @ $7.50*             (9)       (30)
      .....................................................................................
      50 Contracts (for 100 shares each), Call, 1/18/03 @ $12.50*            (5)        (2)
   ........................................................................................
   Ford Motor Company Delaware

      55 Contracts (for 100 shares each), Call, 1/17/04 @ $10.00*            (5)       (17)
      .....................................................................................
      45 Contracts (for 100 shares each), Call, 1/17/04 @ $7.50*             (4)       (20)
      .....................................................................................
      70 Contracts (for 100 shares each), Call, 1/18/03 @ $10.00*            (7)       (13)
   ........................................................................................
   GM, 10 Contracts (for 100 shares each), Call, 1/17/04 @ $35.00*           (1)        (9)
   ........................................................................................
   Juniper Networks

      20 Contracts (for 100 shares each), Call, 1/18/03 @ $12.50*            (2)        (1)
      .....................................................................................
   Oracle

      30 Contracts (for 100 shares each), Call, 1/18/03 @ $10.00*            (3)        (8)
      .....................................................................................
      30 Contracts (for 100 shares each), Call, 3/22/03 @ $10.00*            (3)        (8)
   ........................................................................................
   Qwest Communications International

      15 Contracts (for 100 shares each), Call, 1/17/04 @ $10.00*            (1)        (1)
   ........................................................................................
   Raytheon

      15 Contracts (for 100 shares each), Call, 5/17/03 @ $27.50*            (1)        (7)
      .....................................................................................
      40 Contracts (for 100 shares each), Call, 5/17/03 @ $30.00*            (4)       (12)
   ........................................................................................
   Vodafone, 10 Contracts (for 100 shares each), Call, 1/18/03 @ $25.00*     (1)         0
   ........................................................................................
   Williams Companies

      45 Contracts (for 100 shares each), Call, 1/17/04 @ $20.00*            (4)         0
   ........................................................................................
   Xilinx, 5 Contracts (for 100 shares each), Call, 1/1/03 @ $35.00*          0          0
   ........................................................................................
   Total Options Written (Cost $(237))                                                (196)
                                                                                  .........

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

                                                                     Shares        Value
------------------------------------------------------------------------------------------
                                                                            In thousands
     MONEY MARKET FUNDS 2.2%

     T. Rowe Price Reserve Investment Fund, 1.66% #                   1,847    $   1,847
     .....................................................................................
     Total Money Market Funds (Cost $1,847)                                        1,847
                                                                               ...........


Total Investments in Securities
99.3% of Net Assets (Cost $81,882)                                                81,535

Other Assets Less Liabilities                                                        606
                                                                               ...........

NET ASSETS                                                                     $  82,141
                                                                               -----------
Net Assets Consist of:
Undistributed net investment income (loss)                                     $      71
Undistributed net realized gain (loss)                                            (7,850)
Net unrealized gain (loss)                                                          (346)
Paid-in-capital applicable to 9,227,060 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized                  90,266
                                                                               ...........

NET ASSETS                                                                     $  82,141
                                                                               -----------

NET ASSET VALUE PER SHARE                                                      $    8.90
                                                                               -----------



   #  Seven-day yield
   *  Non-income producing
  ()  Security valued by the Fund's Board of Directors
  ++ All or a portion of this security is pledged to cover written call options at November 30, 2002
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $5,821 and represents 7.1% of net assets
 ADR  American Depository Receipts
 CAD  Canadian dollar
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 ETC  Equipment Trust Certificate
 MTN  Medium-Term Note
 PTC  Pass-Through Certificate
REIT  Real Estate Investment Trust
STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
  VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/02

   Investment Income (Loss)

   Income
     Interest                                                          $  2,774
     Dividend                                                               212
                                                                       .........
     Total income                                                         2,986
                                                                       .........
   Expenses
     Investment management                                                  121
     Shareholder servicing                                                   80
     Custody and accounting                                                  79
     Registration                                                            21
     Legal and audit                                                          8
     Prospectus and shareholder reports                                       5
     Directors                                                                2
     Miscellaneous                                                            2
                                                                       .........
     Total expenses                                                         318
                                                                       .........
   Net investment income (loss)                                           2,668
                                                                       .........
   Realized and Unrealized Gain (Loss)

   Net realized gain (loss)
     Securities                                                          (2,959)
     Futures                                                                115
     Foreign currency transactions                                           (3)
     Written options                                                         70
                                                                       .........
     Net realized gain (loss)                                            (2,777)
                                                                       .........
   Change in net unrealized gain (loss)
     Securities                                                            (170)
     Futures                                                                 (1)
     Other assets and liabilities
     denominated in foreign currencies                                        1
     Written options                                                        (30)
                                                                       .........
     Change in net unrealized gain (loss)                                  (200)
                                                                       .........
   Net realized and unrealized gain (loss)                               (2,977)
                                                                       .........

   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                              $   (309)
                                                                       ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                                6 Months         Year
                                                                   Ended        Ended
                                                                11/30/02      5/31/02
     Increase (Decrease) in Net Assets

     Operations
        Net investment income (loss)                        $     2,668    $   5,015
        Net realized gain (loss)                                 (2,777)         (64)
        Change in net unrealized gain (loss)                       (200)        (722)
                                                            ..........................
        Increase (decrease) in net assets from operations          (309)       4,229
                                                            ..........................
     Distributions to shareholders
        Net investment income                                    (2,726)      (4,960)
                                                            ..........................
     Capital share transactions *
        Shares sold                                              21,728       43,965
        Distributions reinvested                                  1,951        3,508
        Shares redeemed                                         (16,844)     (30,122)
                                                            ..........................
        Increase (decrease) in net assets from capital
        share transactions                                        6,835       17,351
                                                            ..........................

     Net Assets
     Increase (decrease) during period                            3,800       16,620
     Beginning of period                                         78,341       61,721
                                                            ..........................
     End of period                                          $    82,141    $  78,341
                                                            --------------------------

   *Share information
        Shares sold                                               2,423        4,708
        Distributions reinvested                                    219          375
        Shares redeemed                                          (1,888)      (3,237)
                                                            ..........................
        Increase (decrease) in shares outstanding                   754        1,846

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

  Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1995. The fund seeks to provide high income and some capital growth.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------


       Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

       Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

       Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

       Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

       Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

       Noninvestment-Grade Debt Securities At November 30, 2002, approximately 13% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

       Futures Contracts During the six months ended November 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

       Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

       possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended November 30, 2002, were as follows:

       -------------------------------------------------------------------------
                                                   Number of
                                                   Contracts           Premiums

       Outstanding at beginning of period                535         $  192,000
       Written                                           490            165,000
       Closed                                           (340)          (120,000)
                                                   ............................

       Outstanding at end of period                      685         $  237,000
                                                   ----------------------------


       Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $26,466,000 and $20,726,000, respectively, for the six months ended November 30, 2002. Purchases and sales of U.S. government securities aggregated $17,687,000 and $17,431,000, respectively, for the six months ended November 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

       No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

       For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $166,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2002 were recognized for tax purposes on June 1, 2002. Further, the fund intends to retain realized

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

      gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $5,699,000 of unused capital loss carryforwards, of which $752,000 expire in 2007, $2,985,000 expire in 2008, and $1,962,000 expire in 2009.

      At November 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $81,882,000. Net unrealized loss aggregated $346,000 at period-end, of which $3,075,000 related to appreciated investments and $3,421,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $23,000.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2003, which would cause the fund's ratio of total expenses to average net assets to exceed 0.80%. Thereafter, through May 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.80%. Pursuant to this agreement, $67,000 of management fees were not accrued by the fund for the six months ended November 30, 2002. At November 30, 2002, unaccrued fees in the amount of $239,000 remain subject to reimbursement by the fund through May 31, 2003, and $171,000 through May 31, 2005.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

      In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $100,000 for the six months ended November 30, 2002, of which $18,000 was payable at period-end.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $13,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

  About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)            Principal Occupation(s) During Past 5 Years and
Year Elected*              Directorships of Other Public Companies
.................................................................................
Calvin W. Burnett, Ph.D.   President, Coppin State College; Director, Provident
(3/16/32)                  Bank of Maryland
1995
.................................................................................
Anthony W. Deering         Director, Chairman of the Board, President, and Chief
(1/28/45)                  Executive Officer, The Rouse Company, real estate
1995                       developers
.................................................................................
Donald W. Dick, Jr.        Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                  and management advisory firm
2001
.................................................................................
David K. Fagin             Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                   Golden Star Resources Ltd., and Canyon Resources
2001                       Corp. (5/00 to present); Chairman and President, Nye
                           Corp.
.................................................................................
F. Pierce Linaweaver       President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                  consulting environmental and civil engineers
1995
.................................................................................
Hanne M. Merriman          Retail Business Consultant; Director, Ann Taylor
(11/16/41)                 Stores Corp., Ameren Corp., Finlay Enterprises, Inc.,
2001                       The Rouse Company, and US Airways Group, Inc.
.................................................................................
John G. Schreiber          Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                 real estate investment company; Senior Advisor and
1995                       Partner, Blackstone Real Estate Advisors, L.P.;
                           Director, AMLI Residential Properties Trust, Host
                           Marriott Corp., and The Rouse Company
.................................................................................
Hubert D. Vos              Owner/President, Stonington Capital Corp., a private
(8/2/33)                   investment company
2001
.................................................................................
*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

Independent Directors (continued)

Name
(Date of Birth)             Principal Occupation(s) During Past 5 Years and
Year Elected*               Directorships of Other Public Companies
.................................................................................
Paul M. Wythes              Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                   capital limited partnership, providing equity
2001                        capital to young high-technology companies
                            throughout the United States; Director, Teltone
                            Corp.
.................................................................................
*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price    Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]        Directorships of Other Public Companies
.................................................................................
William T. Reynolds         Director and Vice President, T. Rowe Price and T.
(5/26/48)                   Rowe Price Group, Inc.; Director, T. Rowe Price
1995                        Global Asset Management Limited
[38]
.................................................................................
James S. Riepe              Director and Vice President, T. Rowe Price; Vice
(6/25/43)                   Chairman of the Board, Director, and Vice President,
1995                        T. Rowe Price Group, Inc.; Chairman of the Board and
[105]                       Director, T. Rowe Price Global Asset Management
                            Limited, T. Rowe Price Investment Services, Inc., T.
                            Rowe Price Retirement Plan Services, Inc., and T.
                            Rowe Price Services, Inc.; Chairman of the Board,
                            Director, President, and Trust Officer, T. Rowe
                            Price Trust Company; Director, T. Rowe Price
                            International, Inc., and T. Rowe Price Global
                            Investment Services Limited; Chairman of the Board,
                            Corporate Income Fund
.................................................................................
M. David Testa              Chief Investment Officer, Director, and Vice
(4/22/44)                   President, T. Rowe Price; Vice Chairman of the
1997                        Board, Chief Investment Officer, Director, and Vice
[105]                       President, T. Rowe Price Group, Inc.; Director, T.
                            Rowe Price Global Asset Management Limited, T. Rowe
                            Price Global Investment Services Limited, and T.
                            Rowe Price International, Inc.; Director and Vice
                            President, T. Rowe Price Trust Company
.................................................................................
**Each inside director serves until the election of a successor.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s) Served                    Principal Occupation(s)
..............................................................................................
Steven G. Brooks, CFA (8/5/54)              Vice President, T. Rowe Price and T. Rowe Price
Vice President, Corporate Income Fund       Group, Inc.
..............................................................................................
Jennifer A. Callaghan (5/6/69)              Assistant Vice President, T. Rowe Price
Assistant Vice President, Corporate Income
Fund
..............................................................................................
Joseph A. Carrier (12/30/60)                Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Corporate Income Fund            Group, Inc., and T. Rowe Price Investment
                                            Services, Inc.
..............................................................................................
Patrick S. Cassidy (8/27/64)                Vice President, T. Rowe Price and T. Rowe Price
Vice President, Corporate Income Fund       Group, Inc.
..............................................................................................
Mark S. Finn (1/14/63)                      Vice President, T. Rowe Price
Vice President, Corporate Income Fund
..............................................................................................
Henry H. Hopkins (12/23/42)                 Director and Vice President, T. Rowe Price
Vice President, Corporate Income Fund       Group, Inc., T. Rowe Price Investment Services,
                                            Inc., T. Rowe Price Services, Inc., and
                                            T. Rowe Price Trust Company; Vice President,
                                            T. Rowe Price, T. Rowe Price International, Inc.,
                                            and T. Rowe Price Retirement Plan Services, Inc.
..............................................................................................
Patricia B. Lippert (1/12/53)               Assistant Vice President, T. Rowe Price and
Secretary, Corporate Income Fund            T. Rowe Price Investment Services, Inc.
..............................................................................................
David S. Middleton (1/18/56)                Vice President, T. Rowe Price, T. Rowe Price
Controller, Corporate Income Fund           Group, Inc., and T. Rowe Price Trust Company
..............................................................................................
Vernon A. Reid Jr. (5/14/54)                Vice President, T. Rowe Price and T. Rowe Price
Vice President, Corporate Income Fund       Group, Inc.
..............................................................................................
Robert M. Rubino (8/2/53)                   Vice President, T. Rowe Price and T. Rowe Price
President, Corporate Income Fund            Group, Inc.
..............................................................................................
Mark J. Vaselkiv (7/22/58)                  Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, Corporate Income  Group, Inc.
Fund
..............................................................................................
Thea N. Williams (12/20/61)                 Vice President, T. Rowe Price and T. Rowe Price
Vice President, Corporate Income Fund       Group, Inc.
..............................................................................................

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

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T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES
          ......................................................................

          T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

          INVESTMENT VEHICLES
          ......................................................................

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans

          *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

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T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

          ACCOUNT INFORMATION
          ......................................................................

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

          FINANCIAL TOOLS AND CALCULATORS
          ......................................................................

          College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

          Morningstar(R) Portfolio Tracker(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          INVESTMENT TRACKING AND INFORMATION
          ......................................................................

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Morningstar(R) Portfolio Watchlist(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

          Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

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T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

     Advisory Services

          If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

          The T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

          T. Rowe Price Investment Checkup(R) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Morningstar(R) Clear Future(SM) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

          *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
...........................................

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
...........................................

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
...........................................

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++
...........................................

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
...........................................

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+      Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

       Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


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T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202